Sep. 13, 2016
MFS® Institutional Large Cap Value Fund
MFS® Institutional Large Cap Value Fund
SUPPLEMENT TO THE PROSPECTUS

The date of this supplement is September 14, 2016.

MFS® Institutional Large Cap Value Fund

Effective immediately, the following is added as the last paragraph under the sub-section entitled "Purchase and Sale of Fund Shares" beneath the main heading "Summary of Key Information," after the first paragraph beneath the main heading "Description of Shares," and after the seventh paragraph under the sub-section entitled "How to Purchase Shares" beneath the main heading "How to Purchase, Redeem and Exchange Shares":

The Board of Trustees of the fund has approved the liquidation and termination of the fund, which is scheduled for November 30, 2016. Shareholder approval of the liquidation is not required. Prior to the liquidation, the fund may begin to sell portfolio investments in anticipation of liquidation, and therefore may not be fully invested pursuant to its investment strategy for a period leading up to liquidation. After September 28, 2016, the fund will be closed to all purchases except by existing investors and distribution reinvestment or other automatic investment plans. After November 28, 2016, the fund will be closed to all investment. MFS may authorize exceptions to this closure on a case-by-case basis.